LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2019 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		41,799	$ 42,903
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		71,540	73,143
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		91,307	93,525
Total Non-Agency Collateralized Mortgage Obligations (Cost $210,787)			209,571
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.25%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,043,438
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	979,005
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	908,487
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	828,442
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	364,610
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,049,829)			4,123,982
ΔSOVEREIGN BONDS–42.24%
Australia–2.76%
Australia Government Bonds
0.75% 11/21/27	AUD	44,290,000	33,569,848
1.25% 2/21/22	AUD	5,255,000	4,240,203
1.25% 8/21/40	AUD	1,000,000	898,342
3.00% 9/20/25	AUD	6,115,000	6,138,233
			44,846,626
Canada–0.68%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	1,041,763	1,144,292
4.25% 12/1/21	CAD	4,913,394	4,020,465
4.25% 12/1/26	CAD	6,035,807	5,883,414
			11,048,171
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Denmark–0.26%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,775,788	$ 4,178,578
			4,178,578
France–10.42%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	8,300,380	9,233,913
0.10% 3/1/25	EUR	17,266,932	20,113,471
0.10% 3/1/28	EUR	8,359,860	10,048,237
0.10% 3/1/29	EUR	10,434,247	12,789,045
0.25% 7/25/24	EUR	11,322,998	13,363,197
1.10% 7/25/22	EUR	23,251,212	27,230,061
1.85% 7/25/27	EUR	23,893,090	32,840,047
2.00% 5/25/48	EUR	5,085,000	7,800,947
2.10% 7/25/23	EUR	14,834,052	18,294,409
3.40% 7/25/29	EUR	767,785	1,233,740
3.40% 7/25/29	EUR	10,046,268	16,143,179
			169,090,246
Germany–2.27%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	16,504,100	18,918,699
0.10% 4/15/26	EUR	14,884,245	17,960,742
			36,879,441
Italy–8.94%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	10,198,208	11,298,836
0.10% 5/15/23	EUR	7,081,016	7,845,804
0.45% 5/22/23	EUR	296,764	328,684
1.25% 9/15/32	EUR	897,341	1,080,586
1.30% 5/15/28	EUR	50,968,798	61,011,474
2.10% 9/15/21	EUR	6,529,794	7,538,308
2.35% 9/15/24	EUR	9,048,673	11,179,182
2.60% 9/15/23	EUR	20,918,519	25,589,266
3.10% 9/15/26	EUR	14,318,776	19,106,757
			144,978,897
Japan–9.15%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	675,855,200	6,388,199
0.10% 3/10/24	JPY	457,646,400	4,340,498
0.10% 9/10/24	JPY	1,041,870,500	9,915,235
0.10% 3/10/25	JPY	1,896,933,500	18,105,298
0.10% 3/10/26	JPY	2,022,936,422	19,392,126
0.10% 3/10/27	JPY	2,636,895,384	25,411,746
0.10% 3/10/28	JPY	4,188,454,407	40,422,217
0.10% 3/10/29	JPY	2,535,417,051	24,480,697
			148,456,016
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand–0.08%
New Zealand Government Inflation Linked Bond 2.50% 9/20/40	NZD	1,332,000	$ 1,208,137
			1,208,137
Spain–1.77%
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,041,177	1,192,117
0.65% 11/30/27	EUR	7,568,724	9,294,213
0.70% 11/30/33	EUR	1,066,821	1,381,392
1.80% 11/30/24	EUR	13,447,908	16,903,162
			28,770,884
Sweden–0.86%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,553,884
0.13% 12/1/27	SEK	4,090,000	524,193
0.25% 6/1/22	SEK	22,950,000	2,671,244
1.00% 6/1/25	SEK	31,395,000	4,047,376
3.50% 12/1/28	SEK	25,000,000	5,187,601
			13,984,298
United Kingdom–5.05%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	12,855,886	18,246,005
0.13% 3/22/26	GBP	6,003,223	9,070,124
0.13% 3/22/29	GBP	4,798,221	7,909,961
0.13% 8/10/48	GBP	2,502,134	5,919,796
1.25% 11/22/27	GBP	604,167	1,041,022
1.88% 11/22/22	GBP	24,015,191	34,565,321
2.50% 7/17/24	GBP	1,115,000	5,135,931
			81,888,160
Total Sovereign Bonds (Cost $678,139,396)			685,329,454
U.S. TREASURY OBLIGATIONS–53.93%
U.S. Treasury Inflation Index 0.25% 7/15/29		23,489,792	23,689,963
U.S. Treasury Inflation Protected Security
0.13% 7/15/22		48,959,861	48,756,812
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Security (continued)
0.13% 1/15/23	40,928,396	$ 40,593,338
0.13% 7/15/24	62,030,357	61,993,453
0.13% 7/15/26	66,718,397	66,556,405
0.25% 1/15/25	58,287,540	58,448,091
0.38% 7/15/23	30,724,672	30,914,470
0.38% 7/15/25	39,639,350	40,169,098
0.38% 1/15/27	58,892,784	59,545,744
0.38% 7/15/27	52,927,692	53,759,357
0.50% 4/15/24	31,244,527	31,634,352
0.50% 1/15/28	39,094,239	39,987,851
0.63% 4/15/23	37,890,113	38,205,711
0.63% 1/15/24	40,710,468	41,350,035
0.63% 1/15/26	61,325,965	62,867,477
0.75% 7/15/28	42,221,712	44,326,221
0.88% 1/15/29	47,922,470	50,858,892
*1.00% 2/15/48	2,933,900	3,273,598
*1.00% 2/15/49	22,980,882	25,819,140
1.75% 1/15/28	9,588,931	10,775,142
2.00% 1/15/26	5,383,762	5,976,973
2.38% 1/15/25	12,880,078	14,338,098
2.38% 1/15/27	578,851	668,199
*2.50% 1/15/29	11,051,110	13,344,804
3.88% 4/15/29	5,337,355	7,155,810
Total U.S. Treasury Obligations (Cost $850,738,775)		875,009,034

	Number of Shares
MONEY MARKET FUND–2.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	42,843,352	42,843,352
Total Money Market Fund (Cost $42,843,352)		42,843,352

TOTAL INVESTMENTS–99.07% (Cost $1,575,982,139)	1,607,515,393
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	15,043,909
NET ASSETS APPLICABLE TO 158,615,490 SHARES OUTSTANDING –100.00%	$1,622,559,302

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
* Partially pledged as collateral for open derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	SEK	(138,980,000)	USD	14,180,181	10/3/19	$59,242	$—
BNP	GBP	(5,769,800)	USD	7,106,965	10/3/19	11,819	—
BOA	NZD	(2,331,000)	USD	1,471,856	10/3/19	12,084	—
CITI	AUD	(65,955,000)	USD	44,319,775	10/3/19	—	(201,647)
CITI	CAD	(1,706,000)	USD	1,286,598	10/3/19	—	(1,161)
CITI	CAD	3,229,858	USD	(2,440,000)	12/18/19	1,181	—
CITI	EUR	1,395,000	USD	(1,548,664)	12/18/19	—	(18,762)
CITI	GBP	(79,115,000)	USD	95,568,040	10/3/19	—	(1,719,974)
CITI	GBP	(716,000)	USD	894,508	10/3/19	14,040	—
HSBC	CAD	2,180,000	USD	(1,656,157)	12/18/19	—	(8,477)
HSBC	GBP	13,600,100	USD	(16,922,721)	10/3/19	—	(198,627)
HSBC	GBP	(377,300)	USD	468,082	10/3/19	4,114	—
HSBC	JPY	(176,817,227)	USD	1,656,157	12/18/19	11,169	—
HSBC	NZD	1,173,000	USD	(747,800)	10/3/19	—	(13,217)
JPMC	AUD	(1,908,187)	USD	1,288,467	11/5/19	—	(1,127)
JPMC	CAD	(1,136,810)	USD	859,059	11/5/19	498	—
JPMC	EUR	(3,132,203)	USD	3,457,470	10/3/19	42,746	—
JPMC	GBP	(2,206,303)	USD	2,690,531	10/3/19	—	(22,568)
JPMC	NZD	(784,530)	USD	492,290	11/5/19	600	—
MSC	EUR	(347,477,000)	USD	382,294,195	10/3/19	3,475,178	—
NAB	AUD	1,083,000	USD	(744,789)	10/3/19	—	(13,734)
NAB	DKK	(26,956,000)	USD	3,973,762	10/3/19	37,605	—
RBC	EUR	(1,395,000)	USD	1,544,876	12/18/19	14,974	—
RBS	CAD	6,380,833	USD	(4,840,000)	12/18/19	—	(17,259)
RBS	CAD	3,236,977	USD	(2,440,000)	12/18/19	6,562	—
SCB	EUR	449,000	USD	(493,544)	10/3/19	—	(4,044)
TDB	CAD	(12,439,300)	USD	9,324,149	10/3/19	—	(65,551)
UBS	EUR	1,470,000	USD	(1,634,486)	12/18/19	—	(22,331)
UBS	JPY	(16,092,167,000)	USD	151,655,659	10/3/19	2,797,458	—
Total Foreign Currency Exchange Contracts						$6,489,270	$(2,308,479)
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(342)	Australia 10 yr Bonds	$(34,013,071)	$(33,670,684)	12/16/19	$—	$(342,387)
277	Canadian Government Bond	29,814,847	30,174,216	12/18/19	—	(359,369)
(308)	Euro BTP	(48,959,174)	(48,607,897)	12/6/19	—	(351,277)
(118)	Euro-Bund	(22,411,014)	(22,427,755)	12/6/19	16,741	—
(36)	Euro-BUXL 30 Year Bond	(8,534,311)	(8,767,248)	12/6/19	232,937	—
(71)	Euro-O.A.T.	(13,179,690)	(13,186,285)	12/6/19	6,595	—
(34)	Japan 10 yr Bonds (OSE)	(48,746,173)	(48,804,238)	12/13/19	58,065	—
364	Long Gilt	60,079,921	60,102,556	12/27/19	—	(22,635)
(97)	U.S. Treasury 10 yr Notes	(12,640,313)	(12,622,461)	12/19/19	—	(17,852)
(523)	U.S. Treasury 10 yr Ultra Bonds	(74,478,469)	(75,121,703)	12/19/19	643,234	—
482	U.S. Treasury 2 yr Notes	103,871,000	104,162,430	12/31/19	—	(291,430)
5	U.S. Treasury 5 yr Notes	595,742	592,214	12/31/19	3,528	—
(137)	U.S. Treasury Bonds	(26,291,156)	(26,258,567)	12/19/19	—	(32,589)
Total Futures Contracts					$961,100	$(1,417,539)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NAB–National Australia Bank
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
SCB–Standard Chartered Bank
SEK–Swedish Krona
TDB–Toronto-Dominion Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$209,571	$—	$209,571
Non-Agency Commercial Mortgage-Backed Securities	—	4,123,982	—	4,123,982
Sovereign Bonds	—	685,329,454	—	685,329,454
U.S. Treasury Obligations	—	875,009,034	—	875,009,034
Money Market Fund	42,843,352	—	—	42,843,352
Total Investments	$42,843,352	$1,564,672,041	$—	$1,607,515,393
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$6,489,270	$—	$6,489,270
Futures Contracts	$961,100	$—	$—	$961,100
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,308,479)	$—	$(2,308,479)
Futures Contracts	$(1,417,539)	$—	$—	$(1,417,539)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–6